Provisions (Tables)	6 Months Ended
Jun. 30, 2022
Provisions [abstract]
Provisions

		Restated[1]
	As at 30.06.22	As at 31.12.21
	£m	£m
Customer redress	1,629	266
Legal, competition and regulatory matters	406	211
Redundancy and restructuring	23	46
Undrawn contractually committed facilities and guarantees	487	499
Onerous contracts	—	2
Sundry provisions	100	86
Total	2,645	1,110
1. 2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.